SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
                                   Variable Separate Account

                                              and

                            FIRST SUNAMERICA LIFE INSURANCE COMPANY
                                  FS Variable Separate Account

                                        Supplement to the

                          POLARIS ADVANTAGE VARIABLE ANNUITY PROSPECTUS
                                         DATED MAY 2, 2011


The following prospectus provisions are replaced in the STATE CONTRACT AVAILABILITY AND/OR VARIABILITY chart:

PROSPECTUS             AVAILABILITY OR VARIATION            STATES
PROVISION                                                   Idaho
                                                            North Dakota
Free Look              The Free Look period is 20 days.     Rhode Island
                                                            Texas



Purchase Payment       The Purchase Payment Age Limit is    Kentucky
Age Limitation         the later of one year after          Minnesota
                       contract issue or the Owner's        Oklahoma
                       61st birthday.                       Texas



Withdrawal Charge      The Withdrawal Charge Schedule       Kentucky
                       is as follows:                       Ohio
                       9%, 8%, 7.5%, 6.5%, 5.5%,            Maryland
                       4.5%, 4%, 3%, 2%, 0%                 Mississippi
                                                            Minnesota
                                                            Texas




The following prospectus provisions are added to the STATE CONTRACT AVAILABILITY AND/OR VARIABILITY chart:

PROSPECTUS              AVAILABILITY OR VARIATION           STATES
PROVISION

Purchase Payment        The Purchase Payment Age Limit is   Washington
Age Limitation          the later of one year after
                        contract issue or attained age 61
                        but not after the Owner's
                        86th birthday.


Withdrawal Charge       The Withdrawal Charge Schedule       Oklahoma
                        is as follows:
                        8.5%, 8%, 7.5%, 6.5%, 5.5%,
                        4.5%, 4%, 3%, 2%, 0%


Withdrawal Charge       The Withdrawal Charge Schedule       Washington
                        is as follows:
                        9%, 8%, 8%, 7%, 6%, 5%, 4%,
                        3%, 2%, 0%





Dated:  July 25, 2011

                       Please keep this Supplement with your Prospectus


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